Taxation - Net operating tax loss carry forwards (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 287,782
PRC
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	287,782	¥ 246,025	¥ 119,675
Hong Kong
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	321	¥ 315	¥ 310
Loss expiring in 2022
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	10,650
Loss expiring in 2023
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	4,541
Loss expiring In 2024
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	29,847
Loss expiring in 2025
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	40,901
Loss expiring in 2026
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	52,917
Loss expiring after 2026
Operating Loss Carryforwards [Line Items]
Net operating tax loss carry forwards	¥ 148,926